AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2020

	Principal			Principal
	Amount	Value		Amount	Value

Corporate Bonds and Notes - 45.6%			AT&T, Inc.
Financials - 21.9%			4.250%, 03/01/27	$3,945,000	$4,399,854
Aircastle, Ltd.			Automatic Data Processing, Inc.
4.125%, 05/01/24	$3,048,000	$3,233,435	3.375%, 09/15/25	3,034,000	3,288,065
Ally Financial, Inc.			Charter Communications Operating LLC/Charter
8.000%, 11/01/31	1,510,000	2,124,343	Communications Operating Capital
			4.908%, 07/23/25	2,397,000	2,689,585
American Tower Corp.
3.375%, 10/15/26	2,135,000	2,269,712	Cheniere Corpus Christi Holdings LLC
			5.875%, 03/31/25	2,839,000	3,224,494
Bank of America Corp., MTN
3.875%, 08/01/25	3,491,000	3,840,018	Comcast Corp.
			4.150%, 10/15/28	1,890,000	2,169,620
The Bank of New York Mellon Corp., MTN
2.450%, 08/17/26	1,049,000	1,088,303	CommonSpirit Health
			3.347%, 10/01/29	2,569,000	2,674,748
Berkshire Hathaway, Inc.
3.125%, 03/15/26	3,101,000	3,328,312	CVS Health Corp.
			5.125%, 07/20/45	1,899,000	2,292,751
Boston Properties, LP
3.400%, 06/21/29	2,045,000	2,204,361	Fiserv, Inc.
			4.200%, 10/01/28	1,899,000	2,145,654
Citigroup, Inc.
(3 month LIBOR + 1.023%)			The George Washington University
4.044%, 06/01/24 [1]	3,979,000	4,245,329	Series 2018
			4.126%, 09/15/48	3,023,000	3,743,582
CME Group, Inc.
3.750%, 06/15/28	955,000	1,075,029	Georgia-Pacific LLC
			8.000%, 01/15/24	1,628,000	1,997,977
Crown Castle International Corp.
4.000%, 03/01/27	1,971,000	2,166,927	Kaiser Foundation Hospitals
			3.150%, 05/01/27	2,078,000	2,232,072
CyrusOne LP / CyrusOne Finance Corp.
3.450%, 11/15/29	2,119,000	2,186,363	Kinder Morgan, Inc.
			4.300%, 03/01/28	1,937,000	2,142,289
Equinix, Inc.
3.200%, 11/18/29	2,090,000	2,167,664	McDonald's Corp., MTN
			3.700%, 01/30/26	2,513,000	2,741,355
The Goldman Sachs Group, Inc.
3.500%, 11/16/26	3,111,000	3,325,710	Parker-Hannifin Corp.
			3.250%, 06/14/29	2,039,000	2,191,787
Host Hotels & Resorts, LP
Series C			RELX Capital, Inc.
4.750%, 03/01/23	2,404,000	2,586,661	4.000%, 03/18/29	2,001,000	2,252,643
JPMorgan Chase & Co.			Verizon Communications, Inc.
2.950%, 10/01/26	2,138,000	2,249,285	3.875%, 02/08/29	3,992,000	4,501,047
Morgan Stanley, GMTN			Waste Management, Inc.
(3 month LIBOR + 1.628%)			3.450%, 06/15/29	1,998,000	2,190,277
4.431%, 01/23/30 [1]	1,914,000	2,209,559	Total Industrials		49,314,218
National Rural Utilities Cooperative			Utilities - 1.0%
Finance Corp., MTN			Northern States Power Co.
3.250%, 11/01/25	2,047,000	2,196,401	2.900%, 03/01/50	2,186,000	2,203,867
Simon Property Group LP			Total Corporate Bonds and Notes
3.300%, 01/15/26	2,032,000	2,171,470	(Cost $92,458,982)		98,943,469
Visa, Inc.			Municipal Bonds - 7.7%
3.150%, 12/14/25	2,564,000	2,756,502	California State General Obligation,
Total Financials		47,425,384	School Improvements
Industrials - 22.7%			7.550%, 04/01/39	2,650,000	4,484,621
Advocate Health & Hospitals Corp.			JobsOhio Beverage System, Series B
4.272%, 08/15/48	1,956,000	2,436,418	4.532%, 01/01/35	1,845,000	2,244,443

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)

	Principal				Principal
	Amount	Value			Amount	Value

Los Angeles Unified School District,			FHLMC Multifamily Structured Pass
School Improvements			Through Certificates
5.750%, 07/01/34	$2,855,000	$3,841,574	Series K063, Class A2
			3.430%, 01/25/27[1]		$2,544,000	$2,816,981
Metropolitan Transportation Authority
6.687%, 11/15/40	1,825,000	2,668,241	Total Freddie Mac			17,130,744
University of California, University & College			U. S. Treasury Obligations - 11.2%
Improvements, Series BD			United States Treasury Bonds
3.349%, 07/01/29	3,205,000	3,553,384	3.500%, 02/15/39		1,700,000	2,162,320
Total Municipal Bonds			4.500%, 02/15/36		6,222,000	8,656,601
(Cost $15,173,154)		16,792,263	United States Treasury Notes
U. S. Government and Agency Obligations -			2.000%, 11/30/22		8,787,000	8,955,532
45.3%			6.250%, 08/15/23		3,897,000	4,560,327
Fannie Mae - 26.2%			Total U. S. Treasury Obligations			24,334,780
			Total U. S. Government and Agency Obligations
FNMA			(Cost $95,149,125)			98,274,509
3.000%, 09/01/46 to 11/01/46	4,781,321	4,954,329
3.500%, 03/01/30 to 03/01/48	11,198,633	11,863,438			Shares
4.000%, 12/01/33 to 11/01/48	15,352,618	16,571,178
4.500%, 04/01/39 to 06/01/41	17,570,130	19,217,179	Short-Term Investments - 0.8%
5.000%, 08/01/40	3,788,980	4,202,861	Other Investment Companies - 0.8%
Total Fannie Mae		56,808,985	Dreyfus Government Cash Management Fund,
Freddie Mac - 7.9%			Institutional Shares, 1.49% [2]		617,640	617,640
FHLMC			Dreyfus Institutional Preferred Government
2.500%, 10/01/34	5,147,208	5,267,613	Money Market Fund, Institutional Shares,
5.000%, 07/01/44	2,818,418	3,128,578	1.52% [2]		617,640	617,640
FHLMC Gold Pool			JPMorgan U.S. Government Money Market Fund,
3.000%, 06/01/43	329,217	344,776	IM Shares, 1.52% [2]		636,357	636,357
3.500%, 07/01/32 to 05/01/44	2,582,716	2,741,762	Total Short-Term Investments
4.000%, 05/01/26	151,804	158,849	(Cost $1,871,637)			1,871,637
FHLMC Multifamily Structured Pass			Total Investments - 99.4%
Through Certificates			(Cost $204,652,898)			215,881,878
Series K071, Class A2
3.286%, 11/25/27	1,912,000	2,104,230	Other Assets, less Liabilities - 0.6%			1,231,713
Series K062, Class A2			Net Assets - 100.0%			$217,113,591
3.413%, 12/25/26	513,000	567,955

[1] Variable rate security. The rate shown is based on the latest available information as of			FHLMC	Freddie Mac
January 31, 2020. Certain variable rate securities are not based on a published			FNMA	Fannie Mae
reference rate and spread but are determined by the issuer or agent and are based on			GMTN	Global Medium-Term Notes
current market conditions. These securities do not indicate a reference rate and
spread in their description above.			LIBOR	London Interbank Offered Rate
[2] Yield shown represents the January 31, 2020, seven day average yield, which refers to			MTN	Medium-Term Note
the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes †	—	$98,943,469	—	$98,943,469
Municipal Bonds	—	16,792,263	—	16,792,263
U. S. Government and Agency Obligations †	—	98,274,509	—	98,274,509
Short-Term Investments
Other Investment Companies	$1,871,637	—	—	1,871,637
Total Investments in Securities	$1,871,637	$214,010,241	—	$215,881,878

† All corporate bonds and notes and U. S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U. S.
government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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